Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

7.    Property and equipment, net

Property and equipment consist of the following:

	As of
	December 31,
	2022	2023
	RMB	RMB
Machinery	130,866	130,786
Leasehold improvement	92,340	88,209
Computer equipment	41,422	39,536
Furniture and office equipment	28,123	26,572
Vehicles	13,128	11,371
Construction in process	2,777	31,009
Total	308,656	327,483
Accumulated depreciation	(141,916)	(182,195)
Net book value	166,740	145,288

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB46,638, RMB67,875 and RMB64,610, respectively.